UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)
________

One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2020

Date of reporting period: January 31, 2020

Item 1.    Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.4% ††
	Shares	Value
COMMUNICATION SERVICES — 1.4%
IMAX*	25,703	$425,127

CONSUMER DISCRETIONARY — 21.2%
Aaron's	11,800	700,448
Boyd Gaming	22,600	674,610
Callaway Golf	37,400	801,108
Cheesecake Factory	13,600	522,240
Five Below*	4,900	554,778
Papa John's International	8,700	563,586
Skyline Champion*	13,600	391,000
Steven Madden	10,600	408,736
Stoneridge*	22,072	614,926
Strategic Education	4,400	714,076
YETI Holdings*	15,800	574,488
		6,519,996
CONSUMER STAPLES — 5.9%
Calavo Growers	7,600	582,236
Cott	28,900	441,881
Performance Food Group*	15,200	787,208
		1,811,325
ENERGY — 1.1%
Apergy*	13,300	343,938

FINANCIALS — 5.2%
Ameris Bancorp	18,100	727,439
Banner	8,000	412,400
FirstCash	5,300	460,941
		1,600,780
HEALTH CARE — 17.8%
Avanos Medical*	3,634	100,080
CareDx*	23,400	565,344

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Coherus Biosciences*	27,000	$487,080
Emergent BioSolutions*	13,000	716,170
Encompass Health	9,600	739,488
Ensign Group	14,000	632,800
Integer Holdings*	3,900	333,060
NuVasive*	10,000	771,200
Omnicell*	10,600	861,568
Pacira BioSciences*	6,366	275,139
		5,481,929
INDUSTRIALS — 26.3%
Aerojet Rocketdyne Holdings*	17,100	890,397
Air Transport Services Group*	26,802	562,038
Albany International, Cl A	4,400	306,988
Chart Industries*	7,600	486,248
Cubic	11,300	737,777
ICF International	10,400	910,936
Lindsay	3,700	370,111
MasTec*	8,159	471,182
Mercury Systems*	9,018	692,132
Primoris Services	34,500	735,885
Rexnord	18,700	610,555
Tetra Tech	7,600	650,560
US Ecology	1,217	65,730
Vicor*	12,100	605,605
		8,096,144
INFORMATION TECHNOLOGY — 16.6%
Axcelis Technologies*	16,300	393,645
Brooks Automation	15,200	578,816
EPAM Systems*	4,000	912,560
Lattice Semiconductor*	28,270	525,822
Onto Innovation*	2,087	79,181
Pegasystems	8,300	715,543

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Radware*	21,027	$535,768
Verint Systems*	10,200	591,600
Verra Mobility, Cl A*	48,400	771,012
		5,103,947
MATERIALS — 0.9%
Ingevity*	4,000	260,880

TOTAL COMMON STOCK
(Cost $25,985,341)		29,644,066

SHORT-TERM INVESTMENT(A) — 4.3%

CASH EQUIVALENT
Dreyfus Treasury & Agency Cash Management Fund, Institutional Shares, 1.450%
(Cost $1,335,364)	1,335,364	1,335,364
TOTAL INVESTMENTS— 100.7%
(Cost $27,320,705)		$30,979,430

Percentages are based on Net Assets of $30,769,709.
*	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of January 31, 2020.

Cl	Class

As of January 31, 2020, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. generally accepted accounting principles.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-002-3300

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.4% ††
	Shares	Value
COMMUNICATION SERVICES — 2.1%
Marcus	17,900	$521,785
QuinStreet*	32,000	414,560
		936,345
CONSUMER DISCRETIONARY — 12.2%
BJ's Restaurants	15,100	600,678
Boot Barn Holdings*	18,532	777,788
Core-Mark Holding	21,145	495,639
Golden Entertainment*	35,500	609,180
Johnson Outdoors, Cl A	7,800	613,080
Rubicon Project*	77,100	721,656
Stoneridge*	18,200	507,052
Vera Bradley*	57,405	549,940
Zumiez*	15,700	489,369
		5,364,382
CONSUMER STAPLES — 1.6%
Chefs' Warehouse*	19,400	706,160

ENERGY — 2.6%
Cactus, Cl A	21,300	613,866
DMC Global	12,570	525,803
		1,139,669
FINANCIALS — 6.0%
Carolina Financial	15,600	598,260
Guaranty Bancshares	14,498	443,639
Heritage Financial	22,700	585,206
Opus Bank	21,800	580,643
Washington Trust Bancorp	8,700	411,771
		2,619,519
HEALTH CARE — 26.4%
ANI Pharmaceuticals*	9,700	601,400
AtriCure*	15,700	610,730

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
BioSpecifics Technologies*	12,600	$744,408
Cardiovascular Systems*	8,833	400,930
CareDx*	26,600	642,656
Cerus*	132,000	529,320
CryoPort*	38,100	682,371
IntriCon*	25,500	434,265
iRadimed*	20,200	515,100
Lantheus Holdings*	32,700	572,577
LeMaitre Vascular	22,700	816,859
Mesa Laboratories	2,600	682,344
NeoGenomics*	24,200	779,966
Orthofix Medical*	10,700	462,882
Providence Service*	10,500	680,925
STAAR Surgical*	23,200	780,448
Tactile Systems Technology*	8,300	466,377
Utah Medical Products	6,700	616,869
Varex Imaging*	19,200	530,880
		11,551,307
INDUSTRIALS — 23.3%
AAR	18,300	779,214
Air Transport Services Group*	26,100	547,317
BG Staffing	26,600	535,192
CBIZ*	24,800	669,600
Construction Partners, Cl A*	39,500	662,810
CRA International	13,300	708,624
ESCO Technologies	6,200	594,952
Exponent	9,100	662,207
Kornit Digital*	22,700	948,406
MYR Group*	14,300	410,696
PGT Innovations*	36,500	565,750
Radiant Logistics*	111,000	536,130
SP Plus*	18,700	781,847

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Sterling Construction*	38,700	$509,872
Team*	24,200	329,120
Vicor*	19,200	960,960
		10,202,697
INFORMATION TECHNOLOGY — 22.2%
Airgain*	46,747	441,759
Axcelis Technologies*	23,100	557,865
Cerence*	28,000	597,800
Comtech Telecommunications	20,283	586,382
DSP Group*	54,200	783,732
Extreme Networks*	79,700	470,230
Harmonic*	90,700	638,074
I3 Verticals, Cl A*	14,500	468,205
International Money Express*	42,598	450,687
Lattice Semiconductor*	20,775	386,415
LivePerson*	10,700	438,807
Materialise ADR*	31,206	567,325
Model N*	20,720	646,257
MTS Systems	11,300	572,797
OneSpan*	26,500	440,430
Perficient*	20,200	1,003,940
Virtusa*	16,800	699,552
		9,750,257
TOTAL COMMON STOCK
(Cost $35,424,324)		42,270,336

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO JANUARY 31, 2020 (Unaudited)

SHORT-TERM INVESTMENT(A) — 3.5%
	Shares	Value
CASH EQUIVALENT
Dreyfus Treasury & Agency Cash Management Fund, Institutional Shares, 1.450%
(Cost $1,550,075)	1,550,075	$1,550,075
TOTAL INVESTMENTS— 99.9%
(Cost $36,974,399)		$43,820,411

Percentages are based on Net Assets of $43,844,169.
*	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of January 31, 2020.

ADR	American Depositary Receipt
Cl	Class

As of January 31, 2020, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. generally accepted accounting principles.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-004-1900

Item 2.      Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

(a)  Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

The Advisors’ Inner Circle Fund

By (Signature and Title)
/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2020

By (Signature and Title)
/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 30, 2020